Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Adjusted EBITDA	$ 105,958			$ 110,279						$ 206,039	$ 219,343	$ 405,847	$ 385,961	$ 307,079
Depreciation and amortization	(15,907)			(15,428)						(31,709)	(31,627)	(63,311)	(71,517)	(68,706)
Stock compensation expense												(5,677)	(3,725)	(2,236)
Income from operations	88,263	80,923	70,819	93,513	91,604	73,988	68,073	81,026	87,632	170,793	185,117	336,859	310,719	236,137
Loss on early retirement of debt	(17,280)									(17,788)		(6,064)	(20,385)
Equity in earnings (losses) of unconsolidated subsidiaries	568			2,752						1,626	5,217	7,705	2,923	(440)
Other income														632
Interest expense, net	(21,904)			(20,957)						(42,952)	(42,207)	(83,759)	(80,910)	(84,472)
Income before income taxes	49,647			75,308						111,679	148,127	254,741	212,347	151,857
Specialty Hospitals
Segment Information
Adjusted EBITDA	96,393			102,166						189,740	202,120	381,354	362,334	284,558
Depreciation and amortization	(11,932)			(11,479)						(23,794)	(23,322)	(46,836)	(50,629)	(45,116)
Income from operations	84,461			90,687						165,946	178,798	334,518	311,705	239,442
Outpatient Rehabilitation
Segment Information
Adjusted EBITDA	26,054			25,837						48,887	48,315	87,024	83,864	83,772
Depreciation and amortization	(3,001)			(3,232)						(5,970)	(6,882)	(13,208)	(16,487)	(20,444)
Income from operations	23,053			22,605						42,917	41,433	73,816	67,377	63,328
Other
Segment Information
Adjusted EBITDA	(16,489)			(17,724)						(32,588)	(31,092)	(62,531)	(60,237)	(61,251)
Depreciation and amortization	(974)			(717)						(1,945)	(1,423)	(3,267)	(4,401)	(3,146)
Stock compensation expense	(1,788)			(1,338)						(3,537)	(2,599)	(5,677)	(3,725)	(2,236)
Income from operations	$ (19,251)			$ (19,779)						$ (38,070)	$ (35,114)	$ (71,475)	$ (68,363)	$ (66,633)